Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks and other	$ 3,918	$ 2,096
Total	33,477	22,134
Finite-Lived Intangible Assets [Line Items]
Gross Amount	29,559	20,038
Accumulated Amortization	7,053	6,251
Service Portfolios [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	2,164	2,178
Accumulated Amortization	1,608	1,534
Patents and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	361	399
Accumulated Amortization	236	233
Collaboration [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	4,509	4,109
Accumulated Amortization	649	384
Customer Relationships and Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	22,525	13,352
Accumulated Amortization	$ 4,560	$ 4,100